Notes to the consolidated statements of income - Selling, general and administrative expense (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes to the consolidated statements of income
Distribution costs	€ 190,974	€ 199,552	€ 381,536	€ 402,830
General and administrative expense	580,492	575,683	1,165,574	1,154,559
Selling, general and administrative expense	€ 771,466	€ 775,235	€ 1,547,110	€ 1,557,389